Summary of Outstanding Warrants Exercise Price (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise Price Per Share		$ 11.78	$ 8.84
Outstanding share		$ 2,059,334
Life (Years)	1 year 9 months 7 days	1 year 4 months 2 days
Weighted Average Exercise Price	$ 6.06	$ 9.18
Exercisable share		$ 2,059,334
Exercisable Weighted Average Exercise Price	$ 6.06	$ 9.18
Outstanding share	2,052,802
Exercisable share	2,052,802
Warrant Exercise Price One [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 3.20	$ 5.90
Outstanding share		$ 67,860
Life (Years)	3 months 10 days	1 year 6 months
Weighted Average Exercise Price	$ 3.20	$ 5.90
Exercisable share		$ 67,860
Exercisable Weighted Average Exercise Price	$ 3.20	$ 5.90
Outstanding share	12,724
Exercisable share	12,724
Warrant Exercise Price Two [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 4.00	$ 8.84
Outstanding share		$ 613,497
Life (Years)	2 years 9 months	6 months
Weighted Average Exercise Price	$ 4.00	$ 8.84
Exercisable share		$ 613,497
Exercisable Weighted Average Exercise Price	$ 4.00	$ 8.84
Outstanding share	1,218,505
Exercisable share	1,218,505
Warrant Exercise Price Three [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 5.90	$ 9.20
Outstanding share		$ 1,218,506
Life (Years)	9 months	1 year 9 months 14 days
Weighted Average Exercise Price	$ 5.90	$ 9.20
Exercisable share		$ 1,218,506
Exercisable Weighted Average Exercise Price	$ 5.90	$ 9.20
Outstanding share	67,860
Exercisable share	67,860
Warrant Exercise Price Four [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 8.84	$ 11.78
Outstanding share		$ 159,471
Life (Years)	3 months	1 year 6 months
Weighted Average Exercise Price	$ 8.84	$ 11.78
Exercisable share		$ 159,471
Exercisable Weighted Average Exercise Price	$ 8.84	$ 11.78
Outstanding share	594,242
Exercisable share	594,242
Warrant Exercise Price Five [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 11.78
Life (Years)	9 months
Weighted Average Exercise Price	$ 11.78
Exercisable Weighted Average Exercise Price	$ 11.78
Outstanding share	159,471
Exercisable share	159,471